Investments (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Summary of Investments at Fair Value
The following is a summary of the investments held at fair value as of December 31, 2023 and December 31, 2022:

	December 31,	December 31,
($ in thousands)	2023	2022
420 Capital	$68	$68
Lighthouse	81	339
Two Roots Brewing Co.	—	93
Old Pal	532	592
IMC	49	136
Total Investments	$730	$1,228